Income Taxes - Summary of Liabilities Related to Reserve for Uncertain Tax Positions (Details) - Noble Finance Company [Member] - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reserve for uncertain tax positions, excluding interest and penalties	$ 36,772	$ 63,059	$ 37,337	$ 130,437
Interest and penalties included in "Other liabilities"	5,273	11,930	5,164
Reserve for uncertain tax positions, including interest and penalties	$ 42,045	$ 74,989	$ 42,501